FIRST INVESTORS TAX EXEMPT FUNDS
110 Wall Street
New York, New York 10005
212-858-8000

May 4, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C.  20549

Re:	First Investors Tax Exempt Funds
File Nos. 002-82572 and 811-03690

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the statutory prospectus and statement of additional information used with respect to First Investors Tax Exempt Funds do not differ from those contained in Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on April 28, 2011.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Mary Carty

Mary Carty
Secretary of First Investors
Tax Exempt Funds